Vessel Operating Expenses (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Costs And Expenses [Abstract]
Crew wages and related costs	$ 8,422,650	$ 7,238,368	$ 3,790,479
Insurance	1,936,475	1,790,754	980,105
Repairs and maintenance	761,048	729,419	560,070
Spares and consumable stores	6,055,239	5,987,478	2,646,333
Tonnage taxes	220,217	64,580	17,880
Miscellaneous expenses	599,598	476,433	422,580
Total	$ 17,995,227	$ 16,287,032	$ 8,417,447